Acquisitions - Acquisition of Remaining Interest in NGL Solids Solutions, LLC (Details) $ in Thousands		12 Months Ended
	Apr. 17, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Business Acquisition
Carrying value of noncontrolling interest		$ 22,883	$ 12,817
Gain on disposition or impairment of assets, net		17,104	$ 208,890	$ (320,903)
NGL Solids Solutions
Business Acquisition
Ownership interest acquired	50.00%
Total consideration to acquire additional interest	$ 23,100
Total cash to acquire additional interest	20,000
Value of non-compete agreement terminated	$ 3,100
Number of parcels of land acquired	2
Noncontrolling interest, increase from acquisition of assets	$ 22,900
Payments to acquire land	200
Carrying value of noncontrolling interest	$ 16,600
Gain on disposition or impairment of assets, net		$ 1,300